CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Class A Common shares	Class B Common shares	Class B Common shares Common shares subscription receivable
Balance at Feb. 28, 2010	$ 17,926,071	$ 779,641	$ 4,857,443	$ 12,069,734	$ 219,253		$ 120,000	$ (120,000)
Balance (in shares) at Feb. 28, 2010							120,000,000
Increase (Decrease) in Stockholders' Equity
Subscription received	120,000							120,000
Conversion of Series A convertible redeemable prefer shares upon initial public offering	9,000,000	8,995,000					5,000
Conversion of Series A convertible redeemable prefer shares upon initial public offering (in shares)							5,000,000
Issuance of Class A common shares, net of issuance cost of $(2,430,995)	127,002,205	126,974,605				27,600
Issuance of Class A common shares, net of issuance cost of $(2,430,995) (in shares)						27,600,000
Net income	24,041,150			24,041,150
Provision for statutory reserve			3,383,254	(3,383,254)
Dividends to shareholders	(30,000,000)	(30,000,000)
Share-based compensation	5,306,472	5,306,472
Foreign currency translation adjustment	1,658,010				1,658,010
Transfer to statements of operations of realized gains on available for sale securities, net of tax effect of $1,607	(4,822)				(4,822)
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $(8,583), $30,474 and $(712) for the year ended 2013, 2012 and 2011 respectively	2,138				2,138
Balance at Feb. 28, 2011	155,051,224	112,055,718	8,240,697	32,727,630	1,874,579	27,600	125,000
Balance (in shares) at Feb. 28, 2011						27,600,000	125,000,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares						15,319	(15,319)
Conversion of Class B common shares to Class A common shares (in shares)						15,319,000	(15,319,000)
Net income	24,313,653			24,313,653
Provision for statutory reserve			2,262,016	(2,262,016)
Issuance of common shares pursuant to stock plan	(184,614)	(186,972)				2,358
Issuance of common shares pursuant to stock plan (in shares)						2,358,044
Share-based compensation	7,901,243	7,901,243
Foreign currency translation adjustment	3,127,206				3,127,206
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $(8,583), $30,474 and $(712) for the year ended 2013, 2012 and 2011 respectively	(91,421)				(91,421)
Balance at Feb. 29, 2012	190,117,291	119,769,989	10,502,713	54,779,267	4,910,364	45,277	109,681
Balance (in shares) at Feb. 29, 2012						45,277,044	109,681,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares						21,875	(21,875)
Conversion of Class B common shares to Class A common shares (in shares)						21,875,000	(21,875,000)
Net income	33,440,066			33,440,066
Provision for statutory reserve			1,788,628	(1,788,628)
Dividends to shareholders	(39,030,038)	(39,030,038)
Issuance of common shares pursuant to stock plan	(571,265)	(573,005)				1,740
Issuance of common shares pursuant to stock plan (in shares)						1,740,044
Share-based compensation	8,283,900	8,283,900
Share repurchase	(2,435,037)	(2,434,459)				(578)
Share repurchase (in shares)						(577,938)
Foreign currency translation adjustment	1,614,614				1,614,614
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $(8,583), $30,474 and $(712) for the year ended 2013, 2012 and 2011 respectively	25,748				25,748
Balance at Feb. 28, 2013	$ 191,445,279	$ 86,016,387	$ 12,291,341	$ 86,430,705	$ 6,550,726	$ 68,314	$ 87,806
Balance (in shares) at Feb. 28, 2013						68,314,150	87,806,000